Organization and nature of business	6 Months Ended
Mar. 31, 2020
Organization and nature of business
Organization and nature of business

Note 1 — Organization and nature of business

Farmmi, Inc. (“FMI”) is a holding company incorporated under the laws of the Cayman Islands on July 28, 2015. FMI's Chief Executive Officer ("CEO") Ms. Yefang Zhang, as the sole shareholder of FarmNet Limited which is the sole shareholder of FMI, and her husband Mr. Zhengyu Wang, a director of FMI, are the ultimate shareholders of the Company ("Controlling Shareholders"). FMI owns 100% equity interest of Farmmi International Limited (“Farmmi International”), a Hong Kong company, who in turn owns 100% equity interest of Hangzhou Suyuan Agriculture Technology Co., Ltd. (“Suyuan Agriculture”), a company incorporated in the People’s Republic of China (“PRC” or “China”), through Farmmi (Hangzhou) Enterprise Management Co., Ltd. (“Farmmi Enterprise”) and Lishui Farmmi Technology Co., Ltd. (“Farmmi Technology”), two wholly foreign-owned entities (“WFOE”) formed by Farmmi International under the laws of China. Farmmi Enterprise and Farmmi Technology each owns 50% of Suyuan Agriculture. Suyuan Agriculture owns 96.15% equity interest of Zhejiang Forest Food Co., Ltd. (“Forest Food”) and 100% equity interest of Zhejiang FLS Mushroom Co., Ltd. (“FLS Mushroom”). Except for Forest Food and FLS Mushroom who are the main operating entities located in China, all other entities are holding companies without any material activities.

On September 18, 2016, Suyuan Agriculture entered into a series of contractual agreements with Zhengyu Wang, the owner of Hangzhou Nongyuan Network Technology Co., Ltd. (“Nongyuan Network”) and Nongyuan Network. Nongyuan Network is a company incorporated on December 8, 2015 that focuses on the development of network marketing and provides a network platform for sales of agriculture products. These agreements include an Exclusive Management Consulting and Technology Agreement, an Equity Pledge Agreement, an Exclusive Call Option Agreement, a Proxy Agreement and a Power of Attorney (collectively, the “Original VIE Agreements”). The Original VIE Agreements obligated Suyuan Agriculture to absorb a majority of the risk of loss from Nongyuan Network’s activities and entitled Suyuan Agriculture to receive a majority of their residual returns. In essence, Suyuan Agriculture and the Company had gained effective control over Nongyuan Network.

On December 4, 2019, Zhengyu Wang transferred his 100% shares of Nongyuan Network to his daughter Xinyang Wang. As a result, Xinyang Wang holds 100% shares of Nongyuan Network. On December 10, 2019, Xinyang Wang, as the new shareholder of Nongyuan Network, signed a series of VIE agreements (the “Xinyang Wang VIE Agreements”) with Nongyuan Network and Suyuan Agriculture. On May 15, 2020, the following agreements were signed with the effective date of December 10, 2019:

(1) Zhengyu Wang, Nongyuan Network and Suyuan Agriculture signed a termination agreement to confirm that the Original VIE Agreements have been terminated because Zhengyu Wang is no longer the shareholder of Nongyuan Network;

(2) Zhengyu Wang, Dehong Zhang (the legal representative of Nongyuan Network), Xinyang Wang, Nongyuan Network and Suyuan Agriculture signed a joint statement to confirm that the board of directors of the Company has the ultimate authority over the matters of the VIE entity Nongyuan Network.

 FMI believes that Xinyang Wang VIE Agreements enable Suyuan Agriculture and FMI to keep the effective control over Nongyuan Network. Therefore, FMI believes that Nongyuan Network should be considered as Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”. Accordingly, the accounts of this entity are consolidated with those of Suyuan Agriculture.

Since FMI and its subsidiaries are effectively controlled by the same Controlling Shareholders, they are considered under common control. The consolidation of FMI and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements.

On December 26, 2017, Zhejiang Farmmi Food Co., Ltd. (“Farmmi Food”) was established under the laws of the PRC. Initially Farmmi Food was wholly owned by Farmmi Technology. In January 2018, the share ownership was transferred to Suyuan Agriculture. In May 2018, Farmmi Food received its food production permit and began operation.

On March 22, 2019, Lishui Farmmi E-Commerce Co., Ltd. ("Farmmi E-Commerce") was established under the laws of the PRC. Nongyuan Network and Suyuan Agriculture owns 98% and 2% of interests in Farmmi E-Commerce, respectively.

Details of the subsidiaries of FMI are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
FMI	July 28, 2015	Cayman	Parent	Holding Company
Farmmi International	August 20, 2015	Hong Kong	100	Holding Company
Farmmi Enterprise	May 23, 2016	Zhejiang, China	100	Holding Company
Farmmi Technology	June 6, 2016	Zhejiang, China	100	Holding Company
Suyuan Agriculture	December 8, 2015	Zhejiang, China	100	Holding Company
Forest Food	May 8, 2003	Zhejiang, China	96.15	Drying, further processing and distribution of edible fungus
FLS Mushroom	March 25, 2011	Zhejiang, China	100	Light processing and distribution of dried mushrooms
Farmmi Food	December 26, 2017	Zhejiang, China	100	Drying, further processing and distribution of edible fungus
Nongyuan Network	July 7, 2016	Zhejiang, China	0 (VIE)	Trading
Farmmi E-Commerce	March 22, 2019	Zhejiang, China	Subsidiary of the VIE	Technology development, technical services and technical consultation related to agricultural products

FMI, Farmmi International, Farmmi Enterprise, Farmmi Technology, Suyuan Agriculture, Forest Food, FLS Mushroom, Farmmi Food, Nongyuan Network and Farmmi E-Commerce (herein collectively referred to as the “Company”) are engaged in processing and distributing dried Shiitake mushrooms and Mu Er mushrooms. Approximately 93% of the Company’s products are sold in China and the remaining 7% internationally, including USA, Japan, Canada, Europe and the Middle East.